Leases - Lease liability (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Lease liabilities [abstract]
Current lease liabilities	$ 286	$ 2,118	$ 1,154
Non-current lease liabilities	704	6,284	6,681
Lease liabilities	$ 990	$ 8,402	$ 7,835